Notes Payable (Details) ¥ in Thousands		12 Months Ended
	Apr. 23, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2025 USD ($)	Jun. 06, 2024 USD ($)	Dec. 28, 2023
Debt Instrument [Line Items]
Interest rate percentage								3.00%
Accrued interest	$ 1,988,000
Issued amount	153,000,000,000
Unpaid principal amount	$ 50,000,000
Repaid notes payable (in Yuan Renminbi)		¥ 59,088	$ 8,300,000	¥ 6,060
MMTEC, Inc. [Member]
Debt Instrument [Line Items]
Notes Payable | ¥		¥ 668,021
Alpha Mind [Member]
Debt Instrument [Line Items]
Interest rate percentage		3.00%				3.00%
Alpha Mind [Member] | MMTEC, Inc. [Member]
Debt Instrument [Line Items]
Notes Payable		¥ 1,073,693				$ 153,000,000
Alpha Mind [Member] | Burgeon Capital, Inc [Member]
Debt Instrument [Line Items]
Notes Payable		¥ 189,475				$ 27,000,000
Class A Ordinary Shares [Member]
Debt Instrument [Line Items]
Accrued interest							$ 27,342,000
Alpha Mind Technology Limited [Member]
Debt Instrument [Line Items]
Acquisition of issued and outstanding shares		100.00%				100.00%